Inventories Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Finished products	$ 433,649	$ 413,766
Products in process and raw materials	55,194	65,250
Supplies and expendable parts	110,882	125,092
Inventories, Gross	599,725	604,108
Less allowances	(130,584)	(119,189)
Total	$ 469,141	$ 484,919